Pensions and Other Post-Employment Benefits - Summary of Principal Weighted Average Actuarial Assumptions Used to Determine Benefit Obligations and Expenses (Detail) - yr	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate	5.12%	2.95%	2.50%
Future Salary Growth Rate	4.05%	4.03%	3.97%
Average Longevity (years)	88.4	88.3	88.3
OPEB
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate	5.13%	2.98%	2.50%
Future Salary Growth Rate		4.94%	4.94%
Average Longevity (years)	88.4	88.3	88.2
Health Care Cost Trend Rate	5.24%	5.64%	6.00%